UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                               Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   307 South Main Street
           Suite 302
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Frank K. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin              Elkhart, IN              August 10, 2004
   ---------------------        ------------------        -------------------
           [Signature]             [City, State]                 [Date]

Report  Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   24 items

Form 13F Information Table Value Total:   $395,178.00
                                          (in thousands)

List of Other Included Managers:          None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                                        Form 13F Information Table

                           Title
                           of                  Value      Shrs or    SH/   Put/   Investment    Other
         Name of Issuer    Class   CUSIP       (x$1000)   par amt    PRN   Call   Discretion    Managers  Sole       Shared  None
AMERICAN EXPRESS CO.       COM     025816109    1,688        32,850               Sole                       32,850
BERKSHIRE HATHAWAY - B     COM     084670207   28,102         9,510               Sole                        9,294             216
DOLLAR GENERAL             COM     256669102   62,312     3,185,670               Sole                    3,118,665          67,005
DOVER CORP.                COM     260003108   42,885     1,018,650               Sole                      993,380          25,270
EMMIS COMM.CL A            COM     291525103   38,429     1,831,687               Sole                    1,803,042          28,645
FIFTH THIRD                COM     316773100   39,288       730,541               Sole                      710,816          19,725
GENERAL ELECTRIC           COM     369604103      580        17,900               Sole                       17,900
HNI CORP                   COM     404251100   25,908       612,056               Sole                      593,321          18,735
INTEL CORP.                COM     458140100      682        24,700               Sole                       24,700
JOHNSON & JOHNSON          COM     478160104      426         7,650               Sole                        7,650
LAMAR ADV.                 COM     512815101   55,505     1,280,395               Sole                    1,256,225          24,170
LEGGETT AND PLATT          COM     524660107   47,274     1,769,885               Sole                    1,731,000          38,885
MCDONALD'S CORP.           COM     580135101      455        17,500               Sole                       17,500
MERCK & CO.                COM     589331107      380         8,000               Sole                        8,000
MERCURY GENERAL            COM     589400100   13,810       278,140               Sole                      274,010           4,130
MICROSOFT CORP.            COM     594918104      765        26,800               Sole                       26,800
MOHAWK INDUSTRIES, INC.    COM     608190104   15,901       216,843               Sole                      211,850           4,993
PEPSICO, INC.              COM     713448108      528         9,800               Sole                        9,800
SKYLINE CORPORATION        COM     830830105      443        10,900               Sole                       10,900
ST. JOSEPH CAPITAL
   CORPORATION             COM     790595102    1,578        70,750               Sole                       62,650           8,100
WALGREEN CO.               COM     931422109   17,358       479,360               Sole                      468,825          10,535
WALT DISNEY                COM     254687106      405        15,900               Sole                       15,900
WELLS FARGO & CO           COM     949746101      263         4,600               Sole                        4,600
WYETH                      COM     983024100      213         5,900               Sole                        5,900